Partners’ Capital - Partnership units (Table) (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Common units	19,969,889	20,255,707
General partner units	348,570	348,570
Treasury Units	852,057	566,239
Total partnership units	21,170,516	21,170,516